UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-07896

                           GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                      Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                       Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:    December 31

Date of reporting period:    June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Global Rising Income and Dividend Fund Semiannual Report — June 30, 2014
Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund increased 3.1% compared with increases of 5.4% and 6.2% for the Bank of America Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International (“MSCI”) World Index, respectively. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2014.

Comparative Results

Average Annual Returns through June 30, 2014 (a) (Unaudited)					Since
	Six Months	1 Year	5 Year	10 Year	Inception (2/3/94)
Class AAA (GAGCX)	3.13%	12.31%	10.39%	3.51%	4.69%
Bank of America Merrill Lynch Global 300 Convertible Index	5.39	15.96	11.65	6.54	N/A	(d)
MSCI World Index	6.18	24.05	14.99	7.25	6.89	(e)
Lipper Convertible Securities Fund Average	7.14	20.50	15.13	7.52	8.03
Class A (GAGAX)	3.17	12.24	10.40	3.53	4.72
With sales charge (b)	(2.77)	5.78	9.10	2.92	4.40
Class C (GACCX)	2.77	11.72	8.80	2.37	4.05
With contingent deferred sales charge (c)	1.77	10.72	8.80	2.37	4.05
Class I (GAGIX)	3.25	12.66	10.60	3.69	4.78

In the current prospectuses dated April 30, 2014, the gross expense ratios for Class AAA, A, C, and I Shares are 2.31%, 2.31%, 3.06%, and 2.06%, respectively, and the net expense ratios for these share classes are 2.00%, 2.00%, 2.75%, and 1.75%, respectively. See page 9 for the expense ratios for the six months ended June 30, 2014. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Bank of America Merrill Lynch Global 300 Convertible Index is an unmanaged global convertible index composed of companies representative of the market structure of countries in North America, Europe, and the Asia/Pacific region. The MSCI World Index is an unmanaged adjusted market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific region. The Lipper Convertible Securities Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	There is no data available for the Bank of America Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.
(e)	MSCI World Index since inception performance is as of January 31, 1994.

The Gabelli Global Rising Income and Dividend Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2014 through June 30, 2014	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/14	Ending Account Value 06/30/14	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Global Rising Income and Dividend Fund
Actual Fund Return
Class AAA	$1,000.00	$1,031.30	2.02%	$10.17
Class A	$1,000.00	$1,031.70	2.02%	$10.18
Class C	$1,000.00	$1,027.70	2.77%	$13.93
Class I	$1,000.00	$1,032.50	1.77%	$ 8.92
Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.78	2.02%	$10.09
Class A	$1,000.00	$1,014.78	2.02%	$10.09
Class C	$1,000.00	$1,011.06	2.77%	$13.81
Class I	$1,000.00	$1,016.02	1.77%	$ 8.85

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2014:

The Gabelli Global Rising Income and Dividend Fund

Financial Services	26.7%
Food and Beverage	17.1%
Diversified Industrial	12.3%
Telecommunications	7.2%
Health Care.	7.1%
Automotive	3.9%
Hotels and Gaming	3.6%
Specialty Chemicals	3.4%
Electronics.	2.9%
Wireless Communications	2.6%
Consumer Products	2.2%
Metals and Mining	1.9%
Energy and Utilities	1.6%
Computer Software and Services	1.5%
Building and Construction	1.4%
Equipment and Supplies	1.4%

Cable and Satellite	0.7%
Energy and Energy Services	0.6%
Automotive: Parts and Accessories .	0.5%
Consumer Staples	0.4%
Entertainment	0.4%
Machinery	0.4%
Consumer Services	0.3%
Broadcasting	0.0%*
Other Assets & Liabilities (Net)	0.2%

Securities Sold Short
Health Care.	(0.3)%

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 16.2%
	Automotive — 3.7%
	Navistar International Corp., Sub. Deb.,
$ 200,000	4.500%, 10/15/18(a)	$199,132	$207,375
300,000	4.750%, 04/15/19(a)	300,000	321,563

		499,132	528,938

	Broadcasting — 0.0%
400,000	Citadel Broadcasting Corp., Escrow, Sub. Deb., Zero Coupon, 02/11/20†	0	0

	Building and Construction — 1.3%
200,000	Layne Christensen Co., 4.250%, 11/15/18(a)	200,000	182,000

	Computer Software and Services — 1.0%
100,000	Mentor Graphics Corp., Sub. Deb., 4.000%, 04/01/31	99,097	122,938
10,000	VeriSign Inc., 3.250%, 08/15/37	13,709	15,219

		112,806	138,157

	Consumer Services — 0.3%
50,000	Ascent Capital Group Inc., 4.000%, 07/15/20	51,511	46,781

	Diversified Industrial — 5.5%
200,000	GenCorp Inc., Sub. Deb., 4.063%, 12/31/39	169,385	426,125
300,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(a)	299,316	347,437

		468,701	773,562

	Financial Services — 2.5%
350,000	Janus Capital Group Inc., 3.250%, 07/15/14	350,028	353,062

	Metals and Mining — 1.9%
250,000	Newmont Mining Corp., Ser. B, 1.625%, 07/15/17	317,679	264,531

	TOTAL CONVERTIBLE CORPORATE BONDS	1,999,857	2,287,031

	CORPORATE BONDS — 0.2%
	Energy and Utilities — 0.2%
200,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15†	155,799	32,250

Shares

	COMMON STOCKS — 83.0%
	Automotive — 0.2%
2,000	Ford Motor Co.	29,510	34,480

Shares		Cost	Market Value
	Automotive: Parts and Accessories — 0.5%
1,500	Federal-Mogul Holdings Corp.†	$15,561	$30,345
500	Genuine Parts Co.	42,897	43,900

		58,458	74,245

	Building and Construction — 0.1%
500	Chofu Seisakusho Co. Ltd	11,059	13,371

	Cable and Satellite — 0.7%
2,400	Rogers Communications Inc., Cl. B	98,100	96,600

	Computer Software and Services — 0.5%
8,483	Global Sources Ltd.†	59,226	70,239

	Consumer Products — 2.2%
7,000	Eastman Kodak Co.†	73,383	171,290
800	L’Oreal SA	135,801	137,861

		209,184	309,151

	Consumer Staples — 0.4%
1,000	Unicharm Corp.	54,052	59,592

	Diversified Industrial — 6.8%
5,000	General Electric Co.(b)	114,630	131,400
6,000	Jardine Matheson Holdings Ltd.	320,312	355,860
11,000	Jardine Strategic Holdings Ltd.	368,065	393,030
2,075	Textron Inc.	51,917	79,452

		854,924	959,742

	Electronics — 2.9%
24,000	Sony Corp., ADR(b)	456,410	402,480

	Energy and Energy Services — 0.6%
1,500	BP plc, ADR	62,399	79,125

	Energy and Utilities — 1.4%
1,000	National Fuel Gas Co.	67,180	78,300
1,000	Severn Trent plc	27,057	33,064
5,000	TECO Energy Inc.(b)	88,808	92,400

		183,045	203,764

	Entertainment — 0.4%
2,000	Vivendi SA	54,216	48,939

	Equipment and Supplies — 1.4%
1,000	Graco Inc.	60,917	78,080
4,000	Mueller Industries Inc.	111,182	117,640

		172,099	195,720

	Financial Services — 24.2%
7,000	American International Group Inc.(b)	235,556	382,060
3	Berkshire Hathaway Inc., Cl. A†	358,105	569,701
2,700	Citigroup Inc.(b)	115,803	127,170
3,000	Exor SpA	99,014	123,196
7,500	GAM Holding AG	121,817	142,930
13,000	Kinnevik Investment AB, Cl. A	426,857	559,376

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
3,500	Legg Mason Inc.(b)	$94,123	$179,585
6,601	Protective Life Corp.	457,845	457,647
2,000	T. Rowe Price Group Inc.	148,674	168,820
6,000	The Bank of New York Mellon Corp.	164,432	224,880
1,500	The PNC Financial Services Group Inc.	102,907	133,575
500	UBS AG	9,780	9,160
1,500	W. R. Berkley Corp.	55,375	69,465
5,000	Wells Fargo & Co.(b)	171,100	262,800

		2,561,388	3,410,365

	Food and Beverage — 16.4%
1,300	Danone SA	102,684	96,552
40,000	Davide Campari-Milano SpA	320,086	346,159
2,000	Diageo plc	63,217	63,869
2,500	General Mills Inc.(b)	124,421	131,350
2,000	Heineken NV	133,144	143,585
2,500	Kellogg Co.(b)	127,291	164,250
3,000	Kerry Group plc, Cl. A	230,837	224,168
6,000	Kikkoman Corp.	104,672	124,969
500	Kraft Foods Group Inc.	30,107	29,975
500	McCormick & Co. Inc., Non-Voting	35,630	35,795
5,500	Nestlé SA	380,473	426,083
400	Pernod Ricard SA	48,148	48,035
500	The Coca-Cola Co.	17,334	21,180
5,000	The Hillshire Brands Co.	225,478	311,500
400,000	Yashili International Holdings Ltd.	170,861	145,541

		2,114,383	2,313,011

	Health Care — 7.1%
200	Becton, Dickinson and Co.	20,442	23,660
3,500	Bristol-Myers Squibb Co.(b)	118,262	169,785
532	Chemed Corp.	46,380	49,859
2,800	ICU Medical Inc.†	177,752	170,268
1,000	Patterson Companies Inc.	33,669	39,510
12,000	Pfizer Inc.(b)	303,233	356,160
5,000	Roche Holding AG, ADR	93,345	186,500

		793,083	995,742

	Hotels and Gaming — 3.6%
142,000	Mandarin Oriental International Ltd.	239,523	270,510
170,000	The Hongkong & Shanghai Hotels Ltd.	259,646	242,155

		499,169	512,665

	Machinery — 0.4%
5,000	CNH Industrial NV	62,144	51,349

	Specialty Chemicals — 3.4%
1,000	E. I. du Pont de Nemours and Co.	43,500	65,440

Shares		Cost	Market Value
4,000	International Flavors & Fragrances Inc.	$402,730	$417,120

		446,230	482,560

	Telecommunications — 7.2%
2,000	Belgacom SA	55,818	66,370
500	CenturyLink Inc.(b)	15,295	18,100
50,000	Koninklijke KPN NV†	139,515	182,185
4,000	Portugal Telecom SGPS SA, ADR	18,550	14,640
29,000	Telefonica Deutschland Holding AG	201,700	239,807
3,300	Verizon Communications Inc.(b)	158,780	161,469
10,000	Vodafone Group plc, ADR	494,938	333,900

		1,084,596	1,016,471

	Wireless Communications — 2.6%
100,000	Cable & Wireless Communications plc	61,892	84,286
3,000	Millicom International Cellular SA, SDR	258,280	274,787

		320,172	359,073

	TOTAL COMMON STOCKS	10,183,847	11,688,684

	CONVERTIBLE PREFERRED STOCKS — 0.7%
	Food and Beverage — 0.7%
800	Post Holdings Inc.
	0.094%, 3.750%(a)	80,000	95,412

	WARRANTS — 0.0%
	Consumer Products — 0.0%
296	Eastman Kodak Co., expire
	09/03/18†	0	2,794
296	Eastman Kodak Co., expire
	09/03/18†	0	2,694

	TOTAL WARRANTS	0	5,488

	TOTAL INVESTMENTS — 100.1%	$12,419,503	14,108,865

	SECURITIES SOLD SHORT — (0.3)%
	(Proceeds received $47,976)		(49,859)
	Other Assets and Liabilities (Net) — 0.2%		32,090

	NET ASSETS — 100.0%		$14,091,096

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — (0.3)%
	Health Care — (0.3)%
532	Chemed Corp.	$47,976	$49,859

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the market value of Rule 144A securities amounted to $1,153,787 or 8.19% of net assets.

(b)	Securities, or a portion thereof, with a value of $2,462,355 were deposited with the broker as collateral for securities sold short.
†	Non-income producing security.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $12,419,503)	$14,108,865
Deposit at brokers (including proceeds from securities sold short of $47,976)	69,101
Receivable for investments sold	19,272
Receivable for Fund shares sold	6,587
Dividends and interest receivable	51,039
Prepaid expenses	18,664

Total Assets	14,273,528

Liabilities:
Securities sold short, at value	49,859
Payable to custodian	78,806
Payable for investment advisory fees	6,753
Payable for distribution fees.	2,399
Payable for shareholder communications expenses	15,813
Payable for legal and audit fees	14,162
Payable for custodian fees	9,543
Other accrued expenses.	5,097

Total Liabilities	182,432

Net Assets
(applicable to 620,017 shares outstanding)	$14,091,096

Net Assets Consist of:
Paid-in capital	$13,106,225
Accumulated net investment income	289,380
Accumulated net realized loss on investments and foreign currency transactions	(992,028)
Net unrealized appreciation on investments	1,689,362
Net unrealized depreciation on securities sold short	(1,883)
Net unrealized appreciation on foreign currency translations	40

Net Assets	$14,091,096

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($11,182,260 ÷ 492,403 shares outstanding; 75,000,000 shares authorized)	$22.71

Class A:
Net Asset Value and redemption price per share ($386,603 ÷ 16,951 shares outstanding; 50,000,000 shares authorized)	$22.81

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$24.20

Class C:
Net Asset Value and offering price per share ($41,229 ÷ 2,096 shares outstanding; 25,000,000 shares authorized)	$19.67

Class I:
Net Asset Value, offering, and redemption price per share ($2,481,004 ÷ 108,567 shares outstanding; 25,000,000 shares authorized)	$22.85

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $6,459)	$536,265
Interest	40,842

Total Investment Income	577,107

Expenses:
Investment advisory fees	87,261
Distribution fees - Class AAA.	18,314
Distribution fees - Class A	445
Distribution fees - Class C	158
Dividend expense on securities sold short	106
Custodian fees	23,724
Shareholder communications expenses	15,758
Registration expenses	13,152
Legal and audit fees	11,765
Shareholder services fees	7,675
Directors’ fees	2,833
Interest expense	1,474
Service fees for securities sold short
(see note 2)	902
Miscellaneous expenses	5,618

Total Expenses	189,185

Less:
Expenses reimbursed by Adviser (See Note 3)	(15,070)

Net Expenses	174,115

Net Investment Income.	402,992

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency:
Net realized gain on investments	709,382
Net realized loss on securities sold short	(2,860)
Net realized gain on foreign currency transactions	3,130

Net realized gain on investments, securities sold short, and foreign currency transactions	709,652

Net change in unrealized appreciation/depreciation:
on investments	(710,451)
on securities sold short	(1,883)
on foreign currency translations	13,270

Net change in unrealized appreciation/depreciation on investments, securities sold short, and foreign currency translations	(699,064)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency	10,588

Net Increase in Net Assets Resulting from Operations	$413,580

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$402,992	$23,778
Net realized gain/(loss) on investments, securities sold short, and foreign currency transactions	709,652	(164,786)
Net change in unrealized appreciation/depreciation on investments, securities sold short, and foreign currency translations	(699,064)	2,151,545

Net Increase in Net Assets Resulting from Operations	413,580	2,010,537

Distributions to Shareholders:
Net investment income
Class AAA	—	(63,621)
Class A	—	(1,169)
Class C	—	(38)
Class I	—	(14,035)

	—	(78,863)

Return of Capital
Class AAA	—	(4,145)
Class A	—	(76)
Class C	—	(3)
Class I	—	(914)

	—	(5,138)

Total Distributions to Shareholders	—	(84,001)

Capital Share Transactions:
Class AAA	(6,604,300)	7,877,981
Class A	46,251	57,400
Class C	31,851	(15,058)
Class I	(179,482)	389,331

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(6,705,680)	8,309,654

Redemption Fees	—	10

Net Increase/(Decrease) in Net Assets.	(6,292,100)	10,236,200
Net Assets:
Beginning of year	20,383,196	10,146,996

End of period (including undistributed net investment income of $289,380 and $0, respectively)	$14,091,096	$20,383,196

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
For Year Ended December 31†	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return††	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimburse- ment		Operating Expenses Net of Reimburse- ment(c)		Portfolio Turnover Rate
Class AAA
2014(d)	$22.02	$0.51	$0.18	$0.69	—	—	—	—	$22.71	3.1%	$11,182	4.67	%(e)	2.19	%(e)	2.02	%(e)	20%
2013	19.35	0.01	2.75	2.76	$(0.08)	$(0.01)	$(0.09)	$0.00	22.02	14.3	17,459	0.11		2.31		2.00		80
2012	18.65	0.10	0.80	0.90	(0.20)	—	(0.20)	0.00	19.35	4.8	7,942	0.48		2.77		2.00		134
2011	20.65	0.55	(1.95)	(1.40)	(0.60)	—	(0.60)	0.00	18.65	(6.9)	5,269	2.72		3.38		2.02		45
2010	18.20	0.40	2.55	2.95	(0.50)	—	(0.50)	—	20.65	16.3	8,018	2.11		2.87		2.02		68
2009	13.10	0.60	5.15	5.75	(0.65)	—	(0.65)	0.00	18.20	44.7	7,681	3.87		3.37		2.04		62
Class A
2014(d)	$22.11	$0.46	$0.24	$0.70	—	—	—	—	$22.81	3.2%	$387	4.16	%(e)	2.19	%(e)	2.02	%(e)	20%
2013	19.40	0.01	2.78	2.79	$(0.07)	$(0.01)	$(0.08)	$0.00	22.11	14.4	332	0.21		2.31		2.00		80
2012	18.75	0.15	0.70	0.85	(0.20)	—	(0.20)	0.00	19.40	4.5	238	0.74		2.77		2.00		134
2011	20.70	0.50	(1.85)	(1.35)	(0.60)	—	(0.60)	0.00	18.75	(6.7)	297	2.47		3.38		2.02		45
2010	18.25	0.40	2.55	2.95	(0.50)	—	(0.50)	—	20.70	16.3	1,115	2.16		2.87		2.02		68
2009	13.15	0.60	5.15	5.75	(0.65)	—	(0.65)	0.00	18.25	44.5	472	3.71		3.37		2.04		62
Class C
2014(d)	$19.14	$0.32	$0.21	$0.53	—	—	—	—	$19.67	2.8%	$41	3.35	%(e)	2.94	%(e)	2.77	%(e)	20%
2013	17.15	(0.07)	2.16	2.09	$(0.09)	$(0.01)	$(0.10)	$0.00	19.14	12.2	8	(0.82)		3.06		2.75		80
2012	16.95	0.10	0.20	0.30	(0.10)	—	(0.10)	0.00	17.15	1.7	23	0.71		3.52		2.75		134
2011	18.80	0.35	(1.75)	(1.40)	(0.45)	—	(0.45)	0.00	16.95	(7.6)	42	1.82		4.13		2.77		45
2010	16.65	0.25	2.25	2.50	(0.35)	—	(0.35)	—	18.80	15.1	166	1.33		3.62		2.77		68
2009	12.05	0.45	4.70	5.15	(0.55)	—	(0.55)	0.00	16.65	43.5	162	2.96		4.12		2.79		62
Class I
2014(d)	$22.13	$0.48	$0.24	$0.72	—	—	—	—	$22.85	3.3%	$2,481	4.39	%(e)	1.94	%(e)	1.77	%(e)	20%
2013	19.40	0.03	2.83	2.86	$(0.12)	$(0.01)	$(0.13)	$0.00	22.13	14.7	2,584	0.49		2.06		1.75		80
2012	18.75	(0.10)	1.00	0.90	(0.25)	—	(0.25)	0.00	19.40	4.7	1,944	(0.45)		2.52		1.75		134
2011	20.70	0.60	(1.90)	(1.30)	(0.65)	—	(0.65)	0.00	18.75	(6.4)	55	3.01		3.13		1.77		45
2010	18.30	0.45	2.50	2.95	(0.55)	—	(0.55)	—	20.70	16.4	69	2.37		2.62		1.77		68
2009	13.15	0.65	5.20	5.85	(0.70)	—	(0.70)	0.00	18.30	45.2	67	3.97		3.12		1.79		62

†	All per share amounts and net asset values have been adjusted as a result of the 1 for 5 reverse stock split on August 9, 2013. (See note 8)
††

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the six months ended June 30, 2014 and the years ended December 31, 2011 and 2010. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, and 2.01% (Class AAA and Class A), 2.75%, 2.75%, and 2.76% (Class C), and 1.75%, 1.75%, and 1.76% (Class I), respectively. For the years ended December 31, 2012 and 2009, the effect of the interest expense was minimal. The Fund also incurred tax expense during the year ended December 31, 2009. If tax expense had not been incurred during the year ended December 31, 2009, the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.75% (Class I), respectively. The effect of tax expense during the six months ended June 30, 2014 and the years ended December 31, 2013, 2012, 2011, and 2010 was minimal.

(d)	For the six months ended June 30, 2014, unaudited.
(e)	Annualized.

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Rising Income and Dividend Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is to obtain a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

In conjunction with the Fund’s name change, the Fund implemented a policy to invest, under normal circumstances, at least 80% of its net assets in dividend paying securities.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$2,287,031	$0	$2,287,031
Corporate Bonds (a)	—	32,250	—	32,250
Common Stocks (a)	$11,688,684	—	—	11,688,684
Convertible Preferred Stocks (a)	—	95,412	—	95,412
Warrants (a)	5,488	—	—	5,488

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$11,694,172	$2,414,693	$0	$14,108,865

LIABILITIES (Market Value):
Securities Sold Short	$(49,859)	—	—	$(49,859)

TOTAL INVESTMENTS IN SECURITIES - LIABILITIES	$(49,859)	—	—	$(49,859)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. As of June 30, 2014, the fund held no forward foreign exchange contracts.

The Fund’s volume of activity in forward foreign currency contracts which were held through May 28, 2014 had an average monthly notional amount of approximately $821,817, while held.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at June 30, 2014 are reflected within the Schedule of Investments. For the six months ended June 30, 2014, the Fund incurred $902 in service fees related to its investment positions sold short and held by the broker. The amount is included in the Statement of Operations - Expenses: Service fees for securities sold short.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2014, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund and timing differences. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent; adjustments are

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2013 was as follows:

Ordinary income	$78,863
Return of capital	5,138

Total	$84,001

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2013, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital loss carryforward available through 2016.	$1,178,191
Capital loss carryforward available through 2017.	379,911
Long term capital loss carryforward post-effective with no expiration	143,539

Total capital loss carryforwards	$1,701,641

The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at June 30, 2014:

	Cost (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Investments	$12,448,747	$2,189,399	$(529,281)	$1,660,118
Securities sold short .	(47,976)	—	(1,883)	(1,883)

		$2,189,399	$(531,164)	$1,658,235

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2014, the Fund did not incur any interest or penalties. As of June 30, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least May 1, 2015, at no more than 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares, respectively. For the six months ended June 30, 2014, the Adviser reimbursed the Fund in the amount of $15,070. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. The agreement is renewable annually. For the six months ended June 30, 2014, the cumulative amount which the Fund may repay the Adviser is $134,351.

For the year ended December 31, 2012, expiring December 31, 2014	$73,390
For the year ended December 31, 2013, expiring December 31, 2015	45,891
For the six months ended June 30, 2014, expiring December 31, 2016	15,070

$134,351

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2014, other than short term securities and U.S. Government obligations, aggregated $3,293,438 and $8,229,894, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2014, the Fund paid brokerage commissions on security trades of $3,611 to G.research, Inc., an affiliate of the Adviser. Additionally the Distributor retained a total of $118 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the six months ended June 30, 2014.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2014, there were no borrowings under the line of credit.

The average daily amount of borrowings under the line of credit during the six months ended was $107,475 with a weighted average interest rate of 1.11%. The maximum amount borrowed at any time during the six months ended June 30, 2014 was $1,994,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a front-end sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2014 and the year ended December 31, 2013, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Fund effected a 1 for 5 reverse stock split on August 9, 2013, as approved by the Board of Directors. The net asset value of each share class increased proportionately at that time.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	83,049	$1,824,977	2,745,296	$11,467,597
Shares issued upon reinvestment of distributions	—	—	3,048	66,457
Shares redeemed	(383,600)	(8,429,277)	(616,741)	(3,656,073)
Shares reduced by 1 for 5 reverse stock split	—	—	(3,392,985)	—

Net increase/(decrease)	(300,551)	$(6,604,300)	(1,261,382)	$7,877,981

Class A
Shares sold	6,887	$152,738	22,485	$240,386
Shares issued upon reinvestment of distributions	—	—	46	997
Shares redeemed	(4,941)	(106,487)	(23,364)	(183,983)
Shares reduced by 1 for 5 reverse stock split	—	—	(45,520)	—

Net increase/(decrease)	1,946	$46,251	(46,353)	$57,400

Class C
Shares sold	1,690	$31,851	476	$8,996
Shares issued upon reinvestment of distributions	—	—	2	41
Shares redeemed	—	—	(6,610)	(24,095)
Shares reduced by 1 for 5 reverse stock split	—	—	(29)	—

Net increase/(decrease)	1,690	$31,851	(6,161)	$(15,058)

Class I
Shares sold	947	$20,885	43,420	$919,938
Shares issued upon reinvestment of distributions	—	—	678	14,856
Shares redeemed	(9,163)	(200,367)	(115,354)	(545,463)
Shares reduced by 1 for 5 reverse stock split	—	—	(312,742)	—

Net increase/(decrease)	(8,216)	$(179,482)	(383,998)	$389,331

9. Significant Shareholder. As of June 30, 2014, approximately 44% of the Fund was beneficially owned by the Adviser and its affiliates.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

11. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York (the “Court”) against the Executive Vice President and Chief Operating Officer (the “Officer”) of the Adviser, alleging violations of certain federal securities laws arising from the same matter. On May 2, 2014, the SEC filed with the Court a stipulation of voluntary dismissal of the civil action against the Officer, and on June 19, 2014, the Court approved the stipulation and entered an order of dismissal of the action against the Officer. The settlement by the Adviser and the disposition of the action against the Officer did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

12. Subsequent Events. Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL RISING INCOME

AND DIVIDEND FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q214SR

The GAMCO Global Growth Fund

Semiannual Report — June 30, 2014

(Y)our Portfolio Management Team

Morningstar® rated The GAMCO Global Growth Fund Class AAA Shares 4 stars overall, 4 stars for the three, five, and ten year periods ended June 30, 2014 among 825, 825, 661, and 334 World Stock funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the six months ended June 30, 2014, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Growth Fund increased 4.4% compared with an increase of 6.2% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See page 2 for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2014.

Comparative Results

Average Annual Returns through June 30, 2014 (a) (Unaudited)					Since
					Inception
	Six Months	1 Year	5 Year	10 Year	(2/7/94)
Class AAA (GICPX)	4.40%	23.10%	16.39%	8.90%	9.33%
MSCI AC World Index	6.18	22.95	14.28	7.46	6.93(d)
Lipper Global Large-Cap Growth Fund Classification	4.13	21.61	14.88	8.09	10.13
Class A (GGGAX)	4.40	23.14	16.39	8.90	9.35
With sales charge (b)	(1.60)	16.06	15.02	8.25	9.03
Class C (GGGCX)	3.98	22.17	15.51	8.07	8.76
With contingent deferred sales charge (c)	2.98	21.17	15.51	8.07	8.76
Class I (GGGIX)	4.50	23.41	16.69	9.09	9.43

In the current prospectuses dated April 30, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.77%, 1.77%, 2.52%, and 1.52%, respectively. See page 10 for the expense ratios for the six months ended June 30, 2014. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Free Index since inception performance is a blend of Gross excluding applicable taxes and Net Performance. This benchmark’s Net performance began on December 29, 2000.

2

The GAMCO Global Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2014 through June 30, 2014	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/14	06/30/14	Ratio	Period*
The GAMCO Global Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,044.00	1.73%	$ 8.77
Class A	$1,000.00	$1,044.00	1.73%	$ 8.77
Class C	$1,000.00	$1,039.80	2.48%	$12.54
Class I	$1,000.00	$1,045.00	1.48%	$ 7.50
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.22	1.73%	$ 8.65
Class A	$1,000.00	$1,016.22	1.73%	$ 8.65
Class C	$1,000.00	$1,012.50	2.48%	$12.37
Class I	$1,000.00	$1,017.46	1.48%	$ 7.40

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

3

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2014:

The GAMCO Global Growth Fund

Consumer Discretionary	19.9%
Financials	14.8%
Information Technology	14.0%
Consumer Staples	13.0%
Industrials	12.8%
Health Care	12.2%

Energy	8.8%
Materials	2.6%
Telecommunication Services	1.7%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	0.0%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

4

The GAMCO Global Growth Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.8%
	CONSUMER DISCRETIONARY — 19.9%
1,400	Amazon.com Inc.†	$285,786	$454,692
600	AutoZone Inc.†	228,024	321,744
7,500	CBS Corp., Cl. B, Non-Voting	205,434	466,050
4,300	Christian Dior SA	629,510	855,525
13,000	Comcast Corp., Cl. A, Special	389,921	693,290
9,414	Compagnie Financiere Richemont SA	576,845	987,791
6,300	DIRECTV†	306,273	535,563
7,000	Discovery Communications Inc., Cl. A†	412,913	519,960
26,000	Fuji Heavy Industries Ltd.	625,850	719,905
21,100	Grupo Televisa SAB, ADR	711,082	723,941
9,800	Hennes & Mauritz AB, Cl. B	283,153	428,284
6,500	Honda Motor Co. Ltd., ADR	243,819	227,435
6,300	Lennar Corp., Cl. A	268,423	264,474
15,800	Liberty Global plc, Cl. A†	616,502	698,676
11,800	Liberty Global plc, Cl. C†	431,146	499,258
21,500	Luxottica Group SpA	1,076,527	1,244,427
2,200	LVMH Moet Hennessy Louis Vuitton SA	432,743	424,154
5,500	Macy’s Inc.	161,017	319,110
10,500	Michael Kors Holdings Ltd.†	990,973	930,825
6,000	Naspers Ltd., Cl. N	689,990	706,347
5,500	NIKE Inc., Cl. B	335,583	426,525
2,300	Ralph Lauren Corp.	154,491	369,587
7,800	Starbucks Corp.	300,600	603,564
6,000	The Home Depot Inc.	297,016	485,760
330	The Priceline Group Inc.†	195,050	396,990
11,600	The Swatch Group AG	869,615	1,288,453
4,700	Tiffany & Co.	288,044	471,175
2,500	Time Warner Cable Inc.	328,507	368,250
17,800	Twenty-First Century Fox Inc., Cl. A	412,906	625,670
6,300	Viacom Inc., Cl. B	298,832	546,399

	TOTAL CONSUMER DISCRETIONARY	13,046,575	17,603,824

	FINANCIALS — 14.8%
25,000	American International Group Inc.	1,098,718	1,364,500
29,500	Bank of America Corp.	241,717	453,415
800	BlackRock Inc.	250,127	255,680
35,000	Cheung Kong (Holdings) Ltd.	562,423	620,936
1,533	China Life Insurance Co. Ltd., ADR	35,142	60,109
7,200	HDFC Bank Ltd., ADR	337,024	337,104
6,700	ICICI Bank Ltd., ADR	343,589	334,330
32,700	JPMorgan Chase & Co.	1,119,984	1,884,174
8,000	Julius Baer Group Ltd.	276,686	329,815
17,000	Kinnevik Investment AB, Cl. B	663,335	724,622
49,200	Morgan Stanley	739,297	1,590,636
3,600	Royal Bank of Canada	198,775	257,148
17,300	Schroders plc	253,505	741,953

Shares		Cost	Market Value
2,220	Shopping Centres Australasia Property Group	$3,260	$3,601
142,000	Skandinaviska Enskilda Banken AB, Cl. A	938,890	1,897,853
50,000	Swire Pacific Ltd., Cl. A	554,772	615,452
7,800	The Goldman Sachs Group Inc.	768,443	1,306,032
5,000	The Toronto-Dominion Bank	205,011	257,050

	TOTAL FINANCIALS	8,590,698	13,034,410

	INFORMATION TECHNOLOGY — 14.0%
16,310	Apple Inc.	1,091,121	1,515,688
19,800	ARM Holdings plc	321,395	298,532
3,900	Baidu Inc., ADR†	684,716	728,559
6,900	Check Point Software Technologies Ltd.†	352,456	462,507
11,500	eBay Inc.†	504,558	575,690
13,000	EMC Corp.	343,917	342,420
9,600	Facebook Inc., Cl. A†	414,906	645,984
810	Google Inc., Cl. A†	238,018	473,583
1,110	Google Inc., Cl. C†	398,489	638,561
3,000	Infosys Ltd., ADR	163,191	161,310
2,200	International Business Machines Corp.	283,740	398,794
2,900	Keyence Corp.	508,627	1,265,145
16,000	MasterCard Inc., Cl. A	367,500	1,175,520
21,500	Microsoft Corp.	609,041	896,550
5,800	NXP Semiconductor NV†	367,540	383,844
5,200	QUALCOMM Inc.	353,658	411,840
240	Samsung Electronics Co. Ltd., GDR	171,051	155,040
4,100	SAP AG	317,809	316,637
15,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	312,846	320,850
15,200	Tencent Holdings Ltd.	221,619	231,813
4,500	Visa Inc., Cl. A	319,901	948,195

	TOTAL INFORMATION TECHNOLOGY	8,346,099	12,347,062

	CONSUMER STAPLES — 13.0%
19,000	Boulder Brands Inc.†	328,452	269,420
4,000	Brown-Forman Corp., Cl. B	314,268	376,680
4,300	Colgate-Palmolive Co.	168,724	293,174
4,800	Costco Wholesale Corp.	291,401	552,768
7,900	CVS Caremark Corp.	486,015	595,423
4,671	Danone SA	318,161	346,919
40,000	Davide Campari-Milano SpA	129,297	346,159
23,500	Diageo plc	460,716	750,462
6,100	FamilyMart Co. Ltd.	272,151	262,835
3,700	Henkel AG & Co. KGaA	291,308	372,381
4,100	L’Oreal SA	652,429	706,538
3,300	Mead Johnson Nutrition Co.	242,574	307,461
10,000	Mondelēz International Inc., Cl. A	317,025	376,100
20,900	Nestlé SA	1,099,602	1,619,114
2,300	PepsiCo Inc.	146,092	205,482

See accompanying notes to financial statements.

5

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
4,156	Pernod Ricard SA	$388,417	$499,084
5,000	Reckitt Benckiser Group plc	361,625	436,405
6,900	Seven & i Holdings Co. Ltd.	266,683	290,698
5,300	The Coca-Cola Co.	139,884	224,508
4,000	The Estee Lauder Companies Inc., Cl. A	194,665	297,040
5,000	The Hain Celestial Group Inc.†	426,422	443,700
12,700	The WhiteWave Foods Co.†	373,053	411,099
3,300	Unicharm Corp.	187,592	196,655
4,800	United Natural Foods Inc.†	356,815	312,480
110,000	Wal-Mart de Mexico SAB de CV, Cl. V	284,627	294,893
3,000	Wal-Mart Stores Inc.	215,389	225,210
7,600	Whole Foods Market Inc.	272,301	293,588
6,100	Woolworths Ltd.	100,022	202,585

	TOTAL CONSUMER STAPLES	9,085,710	11,508,861

	INDUSTRIALS — 12.8%
3,000	3M Co.	391,880	429,720
3,900	B/E Aerospace Inc.†	240,680	360,711
1,900	Bayerische Motoren Werke AG	243,443	240,967
2,200	Cummins Inc.	223,097	339,438
7,600	Eaton Corp. plc	413,295	586,568
4,500	Emerson Electric Co.	248,114	298,620
14,200	Experian plc	246,581	240,101
3,700	FANUC Corp.	325,019	638,063
5,000	Flowserve Corp.	151,481	371,750
6,600	Fortune Brands Home & Security Inc.	294,058	263,538
27,000	General Electric Co.	586,459	709,560
7,000	Honeywell International Inc.	307,322	650,650
11,500	Jardine Matheson Holdings Ltd.	326,458	682,065
8,500	Nielsen NV	269,086	411,485
330	OSRAM Licht AG†	9,668	16,645
5,000	PACCAR Inc.	227,193	314,150
4,500	Pentair plc	353,806	324,540
4,700	Precision Castparts Corp.	561,811	1,186,280
10,000	Rolls-Royce Holdings plc	177,373	182,948
268,000	Rolls-Royce Holdings plc, Cl. C†(a)(b)	450	459
6,600	Schneider Electric SA	512,415	621,320
5,000	Secom Co. Ltd.	186,467	305,513
3,300	Siemens AG	312,597	435,828
2,000	Tata Motors Ltd., ADR	80,948	78,120
10,800	Union Pacific Corp.	585,960	1,077,300
4,400	United Technologies Corp.	240,973	507,980

	TOTAL INDUSTRIALS	7,516,634	11,274,319

	HEALTH CARE — 12.2%
10,000	Abbott Laboratories	301,411	409,000
2,700	Allergan Inc.	224,171	456,894
3,200	Amgen Inc.	286,180	378,784

Shares		Cost	Market Value
5,300	Bayer AG	$621,913	$748,590
4,800	Becton, Dickinson and Co.	393,415	567,840
900	Biogen Idec Inc.†	131,439	283,779
3,600	Celgene Corp.†	137,526	309,168
16,500	Dr Reddy’s Laboratories Ltd., ADR	675,603	711,975
6,900	Gilead Sciences Inc.†	358,102	572,079
11,000	Johnson & Johnson	733,850	1,150,820
3,000	McKesson Corp.	536,197	558,630
11,500	Novartis AG, ADR	714,938	1,041,095
12,500	Novo Nordisk A/S, Cl. B	229,203	575,314
900	Regeneron Pharmaceuticals Inc.†	279,789	254,223
18,000	Roche Holding AG, ADR	391,670	671,400
2,600	Roche Holding AG, Genusschein	255,977	775,485
7,000	Sanofi, ADR	323,285	372,190
4,000	Shire plc, ADR	666,881	941,960

	TOTAL HEALTH CARE	7,261,550	10,779,226

	ENERGY — 8.8%
13,400	BP plc, ADR	583,208	706,850
9,500	ConocoPhillips	561,991	814,435
7,800	Continental Resources Inc.†	736,183	1,232,712
11,800	EOG Resources Inc.	583,324	1,378,948
6,100	Occidental Petroleum Corp.	521,826	626,043
5,800	Pioneer Natural Resources Co.	640,062	1,332,898
5,700	Royal Dutch Shell plc, Cl. A, ADR	394,864	469,509
7,100	Schlumberger Ltd.	497,877	837,445
13,500	Statoil ASA, ADR	330,693	416,205

	TOTAL ENERGY	4,850,028	7,815,045

	MATERIALS — 2.6%
5,500	E. I. du Pont de Nemours and Co.	258,935	359,920
3,300	Ecolab Inc.	294,898	367,422
4,200	Monsanto Co.	267,302	523,908
2,700	PPG Industries Inc.	435,401	567,405
2,200	The Sherwin-Williams Co.	328,878	455,202

	TOTAL MATERIALS	1,585,414	2,273,857

	TELECOMMUNICATION SERVICES — 1.7%
20,200	MTN Group Ltd.	435,483	425,444
9,500	SoftBank Corp.	711,187	707,354
7,223	Verizon Communications Inc.	351,721	353,421

	TOTAL TELECOMMUNICATION SERVICES	1,498,391	1,486,219

	TOTAL COMMON STOCKS	61,781,099	88,122,823

See accompanying notes to financial statements.

6

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$ 165,000	U.S. Treasury Bills, 0.025% to 0.030%††, 08/14/14 to 10/30/14	$164,989	$164,988

	TOTAL INVESTMENTS — 100.0%	$61,946,088	88,287,811

	Other Assets and Liabilities (Net) — 0.0%		36,796

	NET ASSETS — 100.0%		$88,324,607

(a)	Illiquid security.
(b)	At June 30, 2014, the Fund held an investment in a restricted security amounting to $459 or 0.00% of net assets, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/14 Carrying Value Per Unit
268,000	Rolls-Royce Holdings plc, Cl. C	04/23/14	$450	$0.0017

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	55.9%	$49,321,543
Europe	29.5	26,027,366
Asia/Pacific	7.0	6,174,673
Japan	5.2	4,613,604
South Africa	1.3	1,131,791
Latin America	1.1	1,018,834

	100.0%	$88,287,811

See accompanying notes to financial statements.

7

The GAMCO Global Growth Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $61,946,088)	$88,287,811
Cash	827
Receivable for investments sold	795,932
Receivable for Fund shares sold	24,512
Dividends receivable	146,968
Prepaid expenses	29,154

Total Assets	89,285,204

Liabilities:
Payable for investments purchased	766,758
Payable for Fund shares redeemed	5,361
Payable for investment advisory fees	72,117
Payable for distribution fees	18,564
Payable for accounting fees	11,250
Other accrued expenses	86,547

Total Liabilities	960,597

Net Assets (applicable to 2,723,708 shares outstanding)	$88,324,607

Net Assets Consist of:
Paid-in capital	$57,176,907
Accumulated net investment income	471,619
Accumulated net realized gain on investments and foreign currency transactions	4,332,456
Net unrealized appreciation on investments	26,341,723
Net unrealized appreciation on foreign currency translations	1,902

Net Assets	$88,324,607

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($81,850,547 ÷ 2,519,576 shares outstanding; 75,000,000 shares authorized)	$32.49

Class A:
Net Asset Value and redemption price per share ($3,062,732 ÷ 94,251 shares outstanding; 50,000,000 shares authorized)	$32.50

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$34.48

Class C:
Net Asset Value and offering price per share ($1,543,919 ÷ 52,797 shares outstanding; 25,000,000 shares authorized)	$29.24	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($1,867,409 ÷ 57,084 shares outstanding; 25,000,000 shares authorized)	$32.71

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $45,855)	$1,262,506
Interest	104

Total Investment Income	1,262,610

Expenses:
Investment advisory fees	401,644
Distribution fees - Class AAA	93,826
Distribution fees - Class A	3,022
Distribution fees - Class C	6,064
Shareholder services fees	40,867
Shareholder communications expenses	30,009
Custodian fees	29,974
Accounting fees	22,500
Registration expenses	20,616
Legal and audit fees	15,874
Directors’ fees	12,280
Interest expense	277
Miscellaneous expenses	21,757

Total Expenses	698,710

Net Investment Income	563,900

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	3,068,216
Net realized loss on foreign currency transactions	(608)

Net realized gain on investments and foreign currency transactions	3,067,608

Net change in unrealized appreciation/depreciation on investments	(32,939)
on foreign currency translations	20

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(32,919)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	3,034,689

Net Increase in Net Assets Resulting from Operations	$3,598,589

See accompanying notes to financial statements.

8

The GAMCO Global Growth Fund

Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2014	For the Year Ended
	(Unaudited)	December 31, 2013
Operations:
Net investment income/(loss)	$ 563,900	$ (19,956)
Net realized gain on investments and foreign currency transactions	3,067,608	6,349,362
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(32,919)	12,009,839
Net Increase in Net Assets Resulting from Operations	3,598,589	18,339,245
Distributions to Shareholders:
Net realized gain
Class AAA	—	(6,526,402)
Class A	—	(157,638)
Class C	—	(94,160)
Class I	—	(112,618)
Total Distributions to Shareholders	—	(6,890,818)

Capital Share Transactions:
Class AAA	2,754,980	2,061,580
Class A	1,060,114	482,236
Class C	447,304	344,241
Class I	452,066	357,914
Net Increase in Net Assets from Capital Share Transactions	4,714,464	3,245,971

Redemption Fees	957	494
Net Increase in Net Assets	8,314,010	14,694,892
Net Assets:
Beginning of year	80,010,597	65,315,705
End of period (including undistributed net investment income of $ 471,619 and $ 0, respectively)	$88,324,607	$80,010,597

See accompanying notes to financial statements.

9

The GAMCO Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss)										Ratios to Average Net Assets/
		from Investment Operations			Distributions							Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses	Portfolio Turnover Rate
Class AAA
2014(c)	$31.12	$0.22	$1.15	$1.37	—	—	—	—	$0.00	$32.49	4.4%	$81,851	1.41%(d)	1.73%(d)	15%
2013	26.54	(0.01)	7.50	7.49	—	$(2.91)	—	$(2.91)	0.00	31.12	28.8	75,773	(0.02)	1.77	25
2012	23.32	0.02	4.16	4.18	$(0.02)	(0.94)	—	(0.96)	0.00	26.54	18.0	62,746	0.09	1.90	42
2011	24.35	(0.01)	(1.02)	(1.03)	—	—	—	—	0.00	23.32	(4.2)	58,753	(0.03)	1.84	45
2010	21.31	(0.09)	3.13	3.04	—	—	—	—	0.00	24.35	14.3	67,782	(0.42)	1.87	34
2009	14.91	(0.05)	6.45	6.40	—	—	—	—	0.00	21.31	42.9	67,292	(0.29)	1.97	45
Class A
2014(c)	$31.13	$0.22	$1.15	$1.37	—	—	—	—	$0.00	$32.50	4.4%	$3,063	1.39%(d)	1.73%(d)	15%
2013	26.54	(0.01)	7.51	7.50	—	$(2.91)	—	$(2.91)	0.00	31.13	28.8	1,872	(0.05)	1.77	25
2012	23.33	0.02	4.16	4.18	$(0.03)	(0.94)	—	(0.97)	0.00	26.54	17.9	1,161	0.07	1.90	42
2011	24.35	(0.01)	(1.01)	(1.02)	—	—	—	—	0.00	23.33	(4.2)	976	(0.04)	1.84	45
2010	21.31	(0.09)	3.13	3.04	—	—	—	—	0.00	24.35	14.3	1,193	(0.42)	1.87	34
2009	14.91	(0.06)	6.46	6.40	—	—	—	—	0.00	21.31	42.9	1,115	(0.32)	1.97	45
Class C
2014(c)	$28.12	$0.09	$1.03	$1.12	—	—	—	—	$0.00	$29.24	4.0%	$1,544	0.61%(d)	2.48%(d)	15%
2013	24.39	(0.22)	6.86	6.64	—	$(2.91)	—	$(2.91)	0.00	28.12	27.8	1,036	(0.79)	2.52	25
2012	21.64	(0.17)	3.86	3.69	—	(0.94)	—	(0.94)	0.00	24.39	17.1	603	(0.72)	2.65	42
2011	22.76	(0.17)	(0.95)	(1.12)	—	—	—	—	0.00	21.64	(4.9)	354	(0.77)	2.59	45
2010	20.07	(0.23)	2.92	2.69	—	—	—	—	0.00	22.76	13.4	374	(1.17)	2.62	34
2009	14.15	(0.19)	6.11	5.92	—	—	—	—	0.00	20.07	41.8	317	(1.11)	2.72	45
Class I
2014(c)	$31.30	$0.26	$1.15	$1.41	—	—	—	—	$0.00	$32.71	4.5%	$1,867	1.69%(d)	1.48%(d)	15%
2013	26.61	0.07	7.53	7.60	—	$(2.91)	—	$(2.91)	0.00	31.30	29.1	1,330	0.22	1.52	25
2012	23.38	0.08	4.18	4.26	$(0.09)	(0.94)	—	(1.03)	0.00	26.61	18.3	805	0.30	1.65	42
2011	24.34	0.05	(1.01)	(0.96)	—	—	—	—	0.00	23.38	(3.9)	449	0.21	1.59	45
2010	21.25	(0.04)	3.13	3.09	—	—	—	—	0.00	24.34	14.5	460	(0.17)	1.62	34
2009	14.83	0.00(b)	6.44	6.44	(0.00)(b)	—	$(0.02)	(0.02)	0.00	21.25	43.4	441	0.02	1.72	45

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2014, unaudited.
(d)	Annualized.

See accompanying notes to financial statements.

10

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Global Growth Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges

11

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Industrials	$11,273,860	—	$459	$11,274,319
Other Industries(a)	76,848,504	—	—	76,848,504
Total Common Stocks	88,122,364	—	459	88,122,823
U.S. Government Obligations	—	$164,988	—	164,988
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$88,122,364	$164,988	$459	$88,287,811

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the period ended June 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are

12

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average

13

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. The tax character of distributions paid during the year ended December 31, 2013 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$803,626
Net long term capital gains	6,087,192

Total distributions paid	$6,890,818

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. Post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2014:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$61,951,543	$26,707,167	$(370,899)	$26,336,268

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not

14

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

threshold. For the six months ended June 30, 2014, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2014, other than short term securities and U.S. Government obligations, aggregated $17,962,393 and $12,595,143, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2014, the Fund paid brokerage commissions on security trades of $405 to G.research, Inc, an affiliate of the Adviser. Additionally the Distributor retained a total of $4,825 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2014, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2014, there were no borrowings outstanding under the line of credit.

15

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2014 was $3,265 with a weighted average interest rate of 1.11%. The maximum amount borrowed at any time during the six months ended June 30, 2014 was $321,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2014 and the year ended December 31, 2013, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2014		Year Ended
	(Unaudited)		December 31, 2013
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	191,676	$6,077,102	107,327	$3,156,052
Shares issued upon reinvestment of distributions	—	—	210,633	6,262,104
Shares redeemed	(106,822)	(3,322,122)	(247,595)	(7,356,576)

Net increase	84,854	$2,754,980	70,365	$2,061,580

Class A
Shares sold	36,106	$1,121,928	17,658	$528,418
Shares issued upon reinvestment of distributions	—	—	4,401	130,840
Shares redeemed	(1,995)	(61,814)	(5,676)	(177,022)

Net increase	34,111	$1,060,114	16,383	$482,236

Class C
Shares sold	21,298	$599,125	16,076	$454,556
Shares issued upon reinvestment of distributions	—	—	2,188	58,876
Shares redeemed	(5,343)	(151,821)	(6,142)	(169,191)

Net increase	15,955	$447,304	12,122	$344,241

Class I
Shares sold	16,694	$517,590	16,483	$483,470
Shares issued upon reinvestment of distributions	—	—	3,395	101,456
Shares redeemed	(2,079)	(65,524)	(7,668)	(227,012)

Net increase	14,615	$452,066	12,210	$357,914

16

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York (the “Court”) against the Executive Vice President and Chief Operating Officer (the “Officer”) of the Adviser, alleging violations of certain federal securities laws arising from the same matter. On May 2, 2014, the SEC filed with the Court a stipulation of voluntary dismissal of the civil action against the Officer, and on June 19, 2014, the Court approved the stipulation and entered an order of dismissal of the action against the Officer. The settlement by the Adviser and the disposition of the action against the Officer did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

—	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

—

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. for four years. Mr. Ward received his B.A. in Economics from Northwestern University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)

f 914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar Rating TM

Morningstar® rated The GAMCO Global Growth Fund Class AAA Shares 4 stars overall, 4 stars for the three, five, and ten year periods ended June 30, 2014 among 825, 825, 661, and 334 World Stock funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

GAB442Q214SR

The GAMCO Global Opportunity Fund Semiannual Report — June 30, 2014	Caesar M. P. Bryan Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2014, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Opportunity Fund increased 6.0% compared with an increase of 6.2% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2014.

Comparative Results

Average Annual Returns through June 30, 2014 (a) (Unaudited)					Since Inception (5/11/98)

	Six Months	1 Year	5 Year	10 Year
Class AAA (GABOX)	6.00%	21.45%	14.20%	8.06%	7.45%
MSCI AC World Index	6.18	22.95	14.28	7.46	5.09	(d)
Lipper Global Large-Cap Growth Fund Classification	4.13	21.61	14.88	8.09	5.53
Lipper Global Multi-Cap Growth Fund Classification	3.94	22.54	14.50	6.53	5.39
Class A (GOCAX)	5.98	21.42	14.20	8.07	7.45
With sales charge (b)	(0.11)	14.44	12.85	7.43	7.06
Class C (GGLCX)	5.60	20.54	13.33	7.31	7.04
With contingent deferred sales charge (c)	4.60	19.54	13.33	7.31	7.04
Class I (GLOIX)	6.16	21.76	14.49	8.25	7.57

In the current prospectuses dated April 30, 2014, the gross expense ratios for Class AAA, A, C, and I Shares are 2.74%, 2.74%, 3.49%, and 2.49%, respectively, and the net expense ratios in the current prospectuses for these share classes are 2.00%, 2.00%, 2.75%, and 1.75%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2014. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Multi-Cap Growth Fund Classification and the Lipper Global Large-Cap Growth Fund Classification reflects the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Index since inception performance is a blend of Gross excluding applicable taxes and Net Performance. This benchmark’s Net performance began on December 29, 2000.

The GAMCO Global Opportunity Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2014 through June 30, 2014	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/14	Ending Account Value 06/30/14	Annualized Expense Ratio	Expenses Paid During Period*

The GAMCO Global Opportunity Fund

Actual Fund Return
Class AAA	$1,000.00	$1,060.00	2.00%	$10.22
Class A	$1,000.00	$1,059.80	2.00%	$10.21
Class C	$1,000.00	$1,056.00	2.75%	$14.02
Class I	$1,000.00	$1,061.60	1.75%	$ 8.95
Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.88	2.00%	$ 9.99
Class A	$1,000.00	$1,014.88	2.00%	$ 9.99
Class C	$1,000.00	$1,011.16	2.75%	$13.71
Class I	$1,000.00	$1,016.12	1.75%	$ 8.75

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2014:

The GAMCO Global Opportunity Fund

Industrials	20.2%
Consumer Staples	18.2%
Consumer Discretionary	16.6%
Information Technology	10.0%
Materials	9.4%
Energy	9.1%
Health Care	7.4%

Financials	7.0%
Telecommunication Services	1.9%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	(0.6)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

3

The GAMCO Global Opportunity Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.8%
	INDUSTRIALS — 20.2%
11,484	CNH Industrial NV	$86,608	$117,367
1,000	FANUC Corp.	101,606	172,450
15,250	Glencore Xstrata plc	82,406	84,964
4,300	Jardine Matheson Holdings Ltd.	137,142	255,033
3,600	Komatsu Ltd.	76,536	83,581
3,000	L-3 Communications Holdings Inc.	122,612	362,250
2,500	Lockheed Martin Corp.	61,439	401,825
4,000	Mitsui & Co. Ltd.	86,284	64,123
2,600	Precision Castparts Corp.	38,545	656,240
1,000	SMC Corp.	124,202	267,608

	TOTAL INDUSTRIALS	917,380	2,465,441

	CONSUMER STAPLES — 18.2%
5,750	British American Tobacco plc	143,939	342,253
1,300	Danone SA	77,722	96,552
7,000	Diageo plc	97,896	223,542
2,280	Dr Pepper Snapple Group Inc.	54,395	133,562
1,100	FamilyMart Co. Ltd.	49,338	47,396
3,000	General Mills Inc.	74,401	157,620
3,000	Heineken Holding NV	140,229	197,241
1,400	Japan Tobacco Inc.	51,690	51,036
3,000	Mead Johnson Nutrition Co.	129,424	279,510
1,910	Pernod Ricard SA	147,275	229,367
2,150	Philip Morris International Inc.	74,934	181,267
2,000	The Procter & Gamble Co.	110,564	157,180
2,000	Toyo Suisan Kaisha Ltd.	67,311	61,695
1,000	Unicharm Corp.	56,797	59,592

	TOTAL CONSUMER STAPLES	1,275,915	2,217,813

	CONSUMER DISCRETIONARY — 16.6%
1,500	AMC Networks Inc., Cl. A†	12,414	92,235
2,200	Christian Dior SA	132,254	437,711
7,000	Compagnie Financiere Richemont SA	90,261	734,495
3,000	DIRECTV†	145,601	255,030
20,000	Genting Berhad	70,889	62,224
2,000	Honda Motor Co. Ltd.	80,136	69,829
6,000	Liberty Interactive Corp., Cl. A†	103,842	176,160
808	Liberty Ventures, Cl. A†	15,281	59,630
6,000	Rakuten Inc.	75,333	77,528
3,300	Shiseido Co. Ltd.	61,010	60,166

	TOTAL CONSUMER DISCRETIONARY	787,021	2,025,008

	INFORMATION TECHNOLOGY — 10.0%
550	Google Inc., Cl. A†	96,782	321,569
550	Google Inc., Cl. C†	96,782	316,404
500	Keyence Corp.	93,284	218,128
7,000	Microsoft Corp.	185,025	291,900
15,000	Yahoo! Japan Corp.	86,673	69,296

	TOTAL INFORMATION TECHNOLOGY	558,546	1,217,297

Shares		Cost	Market Value
	MATERIALS — 9.4%
2,200	Agnico Eagle Mines Ltd.	$126,105	$84,260
22,000	Antofagasta plc	26,323	287,274
3,600	BHP Billiton plc	114,493	116,412
2,500	Monsanto Co.	174,388	311,850
6,000	Newcrest Mining Ltd.†	100,652	60,060
1,830	Rio Tinto plc	77,490	97,353
800	Shin-Etsu Chemical Co. Ltd.	56,179	48,629
400	Syngenta AG	114,992	148,985

	TOTAL MATERIALS	790,622	1,154,823

	ENERGY — 9.1%
2,400	EOG Resources Inc.	133,358	280,464
1,200	Occidental Petroleum Corp.	124,972	123,156
500	Pioneer Natural Resources Co.	67,020	114,905
5,000	Schlumberger Ltd.	165,719	589,750

	TOTAL ENERGY	491,069	1,108,275

	HEALTH CARE — 7.4%
4,400	Novartis AG	174,161	398,421
1,700	Roche Holding AG, Genusschein	136,625	507,048

	TOTAL HEALTH CARE	310,786	905,469

	FINANCIALS — 7.0%
5,000	Cheung Kong (Holdings) Ltd.	63,610	88,705
16,000	Hongkong Land Holdings Ltd.	62,764	106,720
10,000	Kinnevik Investment AB, Cl. B	230,284	426,248
5,500	Schroders plc	100,679	235,881

	TOTAL FINANCIALS	457,337	857,554

	TELECOMMUNICATION SERVICES — 1.9%
1,300	SoftBank Corp.	99,407	96,796
3,800	Telephone & Data Systems Inc.	67,481	99,218
1,000	United States Cellular Corp.†	53,561	40,800

	TOTAL TELECOMMUNICATION SERVICES	220,449	236,814

	TOTAL COMMON STOCKS	5,809,125	12,188,494

	WARRANTS — 0.0%
	CONSUMER DISCRETIONARY — 0.0%
5,000	Genting Berhad, expire 12/18/18†	2,300	4,469

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.8%
$100,000	U.S. Treasury Bills, 0.045%††, 11/20/14	99,982	99,982

	TOTAL INVESTMENTS — 100.6%	$5,911,407	12,292,945

	Other Assets and Liabilities (Net) — (0.6)%		(76,615)

	NET ASSETS — 100.0%		$12,216,330

See accompanying notes to financial statements.

4

The GAMCO Global Opportunity Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

Geographic Diversification	% of Market Value	Market Value
North America	45.4%	$5,586,767
Europe	38.1	4,681,114
Japan	11.8	1,447,853
Asia/Pacific	4.7	577,211

	100.0%	$12,292,945

See accompanying notes to financial statements.

5

The GAMCO Global Opportunity Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $5,911,407)	$12,292,945
Receivable for investments sold	77,829
Receivable for Fund shares sold	475
Dividends receivable	30,645
Prepaid expenses	22,283

Total Assets	12,424,177

Liabilities:
Payable to custodian	36,036
Payable for Fund shares redeemed	19,308
Payable for investments purchased	101,378
Payable for distribution fees	2,379
Payable for investment advisory fees	2,363
Payable for shareholder communications expenses	17,883
Payable for legal and audit fees	13,322
Other accrued expenses	15,178

Total Liabilities	207,847

Net Assets(applicable to 480,277 shares outstanding)	$12,216,330

Net Assets Consist of:
Paid-in capital	$6,612,856
Accumulated net investment income	27,718
Accumulated net realized loss on investments and foreign currency transactions	(806,473)
Net unrealized appreciation on investments	6,381,538
Net unrealized appreciation on foreign currency translations	691

Net Assets	$12,216,330

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($11,290,629 ÷ 443,909 shares outstanding; 75,000,000 shares authorized)	$25.43
Class A:
Net Asset Value and redemption price per share ($243,083 ÷ 9,595 shares outstanding; 50,000,000 shares authorized)	$25.33
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$26.88
Class C:
Net Asset Value and offering price per share ($15,462 ÷ 625.8 shares outstanding; 25,000,000 shares authorized)	$24.71	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($667,156 ÷ 26,147 shares outstanding; 25,000,000 shares authorized)	$25.52

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $2,213)	$146,403
Interest	18

Total Investment Income	146,421

Expenses:
Investment advisory fees	59,103
Distribution fees - Class AAA	13,655
Distribution fees - Class A	304
Distribution fees - Class C	97
Custodian fees	17,411
Shareholder communications expenses	13,981
Registration expenses	13,959
Legal and audit fees	11,104
Shareholder services fees	10,568
Directors’ fees	1,829
Interest expense	161
Miscellaneous expenses	19,038

Total Expenses	161,210

Less:
Expenses reimbursed by Adviser (See Note 3)	(43,562)

Net Expenses	117,648

Net Investment Income	28,773

Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	192,862
Net realized gain on foreign currency transactions	109

Net realized gain on investments and foreign currency transactions	192,971

Net change in unrealized appreciation/depreciation on investments	476,921
on foreign currency translations	135

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	477,056

Net Realized and Unrealized Gain on Investments and Foreign Currency	670,027

Net Increase in Net Assets Resulting from Operations	$698,800

See accompanying notes to financial statements.

6

The GAMCO Global Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	For the year ended December 31, 2013
Operations:
Net investment income	$ 28,773	$ 12,938
Net realized gain on investments and foreign currency transactions	192,971	268,748
Net change in unrealized appreciation on investments and foreign currency translations	477,056	1,644,460
Net Increase in Net Assets Resulting from Operations	698,800	1,926,146
Distributions to Shareholders:
Net investment income
Class AAA	—	(11,196)
Class A	—	(206)
Class I	—	(2,106)
Total Distributions to Shareholders	—	(13,508)

Capital Share Transactions:
Class AAA	(475,276)	(297,720)
Class A	(8,587)	(22,579)
Class C	(5,270)	—
Class I	(12,758)	2,377
Net Decrease in Net Assets from Capital Share Transactions	(501,891)	(317,922)

Net Increase in Net Assets	196,909	1,594,716
Net Assets:
Beginning of year	12,019,421	10,424,705
End of period (including undistributed net investment income of $27,718 and $0, respectively)	$12,216,330	$12,019,421

See accompanying notes to financial statements.

7

The GAMCO Global Opportunity Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Return of Capital(b)	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)	Portfolio Turnover Rate
Class AAA
2014(d)	$23.99	$ 0.06	$ 1.38	$ 1.44	—	—	—	—	$25.43	6.0%	$11,291	0.47%(e)	2.74%(e)	2.00%(e)	3%
2013	20.19	0.02	3.80	3.82	$(0.02)	—	$(0.02)	—	23.99	18.9	11,121	0.10	2.74	2.00	5
2012	17.67	0.12	2.53	2.65	(0.13)	—	(0.13)	$0.00	20.19	15.0	9,651	0.65	2.91	2.00	6
2011	19.57	0.04	(1.89)	(1.85)	(0.05)	—	(0.05)	0.00	17.67	(9.5)	10,258	0.23	2.60	2.01	7
2010	16.53	(0.02)	3.06	3.04	—	—	—	0.00	19.57	18.4	13,263	(0.15)	2.66	2.01	5
2009	12.18	0.02	4.54	4.56	(0.21)	$(0.00)	(0.21)	0.00	16.53	37.4	13,280	0.16	2.72	2.05	8
Class A
2014(d)	$23.90	$ 0.06	$ 1.37	$ 1.43	—	—	—	—	$25.33	6.0%	$ 243	0.50%(e)	2.74%(e)	2.00%(e)	3%
2013	20.11	0.03	3.78	3.81	$(0.02)	—	$(0.02)	—	23.90	19.0	238	0.13	2.74	2.00	5
2012	17.61	0.11	2.53	2.64	(0.14)	—	(0.14)	$0.00	20.11	15.0	220	0.57	2.91	2.00	6
2011	19.51	0.04	(1.88)	(1.84)	(0.06)	—	(0.06)	0.00	17.61	(9.5)	166	0.22	2.60	2.01	7
2010	16.48	(0.00)(b)	3.03	3.03	—	—	—	0.00	19.51	18.4	166	(0.03)	2.66	2.01	5
2009	12.14	0.01	4.54	4.55	(0.21)	$(0.00)	(0.21)	0.00	16.48	37.5	171	0.11	2.72	2.05	8
Class C
2014(d)	$23.40	$(0.03)	$ 1.34	$ 1.31	—	—	—	—	$24.71	5.6%	$ 15	(0.25)%(e)	3.49%(e)	2.75%(e)	3%
2013	19.82	(0.14)	3.72	3.58	—	—	—	—	23.40	18.1	19	(0.65)	3.49	2.75	5
2012	17.36	(0.02)	2.48	2.46	$(0.00)(b)	—	$(0.00)(b)	—	19.82	14.2	17	(0.12)	3.66	2.75	6
2011	19.32	(0.07)	(1.89)	(1.96)	—	—	—	—	17.36	(10.1)	14	(0.40)	3.35	2.76	7
2010	16.44	(0.16)	3.04	2.88	—	—	—	—	19.32	17.5	16	(0.95)	3.41	2.76	5
2009	12.20	(0.23)	4.67	4.44	(0.20)	$(0.00)	(0.20)	$0.00	16.44	36.4	10	(1.49)	3.47	2.80	8
Class I
2014(d)	$24.04	$ 0.09	$ 1.39	$ 1.48	—	—	—	—	$25.52	6.2%	$ 667	0.72%(e)	2.49%(e)	1.75%(e)	3%
2013	20.23	0.08	3.81	3.89	$(0.08)	—	$(0.08)	—	24.04	19.2	641	0.35	2.49	1.75	5
2012	17.70	0.17	2.55	2.72	(0.19)	—	(0.19)	$0.00	20.23	15.4	537	0.90	2.66	1.75	6
2011	19.61	0.10	(1.91)	(1.81)	(0.10)	—	(0.10)	0.00	17.70	(9.2)	260	0.55	2.35	1.76	7
2010	16.52	0.02	3.07	3.09	—	—	—	0.00	19.61	18.7	386	0.09	2.41	1.76	5
2009	12.17	0.06	4.54	4.60	(0.25)	$(0.00)	(0.25)	0.00	16.52	37.8	326	0.45	2.47	1.80	8

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the years ended December 31, 2011, 2010, and 2009. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, and 2.04% (Class AAA and Class A), 2.75%, 2.75%, and 2.79% (Class C), and 1.75%, 1.75%, and 1.79% (Class I), respectively. For the six months ended June 30, 2014 and the years ended 2013 and 2012 the effect of interest expense was minimal. The Fund also incurred tax expense during the year ended December 31, 2009. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.01% (Class AAA, and Class A), 2.76% (Class C), and 1.76% (Class I), respectively. For the six months ended June 30, 2014 and the years ended 2013, 2012, 2011, and 2010 there was no tax expense.

(d)	For the six months ended June 30, 2014, unaudited.
(e)	Annualized.

See accompanying notes to financial statements.

8

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Global Opportunity Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges

9

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Materials	$ 1,094,763	$60,060	$1,154,823
Other Industries(a)	11,033,671	—	11,033,671
Total Common Stocks	12,128,434	60,060	12,188,494
Warrants	4,469	—	4,469
U.S. Government Obligations	—	99,982	99,982
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$12,132,903	$160,042	$12,292,945

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2014 or December 31, 2013.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

10

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average

11

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2013 was ordinary income of $13,508.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At June 30, 2014, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital loss carryforward available through 2016	$901,411
Capital loss carryforward available through 2017	98,006

Total capital loss carryforwards	$999,417

12

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related unrealized appreciation at June 30, 2014:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$5,911,434	$6,556,280	$(174,769)	$6,381,511

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2014, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least May 1, 2015, at no more than 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. For the six months ended June 30, 2014, the Adviser reimbursed the Fund in the amount of $43,562. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. The agreement is renewable annually. At June 30, 2014, the cumulative amount which the Fund may repay the Adviser is $223,514.

For the year ended December 31, 2012, expiring December 31, 2014	$98,019
For the year ended December 31, 2013, expiring December 31, 2015	81,933
For the six months ended June 30, 2014, expiring December 31, 2016	43,562

$223,514

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000 and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending

13

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2014, other than short term securities and U.S. Government obligations, aggregated $370,101 and $758,934, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2014, the Fund paid brokerage commissions on security trades of $150 to G.research, Inc., an affiliate of the Adviser. Additionally, the Distributor retained a total of $71 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the six months ended June 30, 2014.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2014, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2014 was $10,972 with a weighted average interest rate of 1.11%. The maximum amount borrowed at any time during the six months ended June 30, 2014 was $143,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2014 and the year ended December 31, 2013, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

14

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	8,784	$212,819	24,418	$548,609
Shares issued upon reinvestment of distributions	—	—	463	10,939
Shares redeemed	(28,391)	(688,095)	(39,394)	(857,268)

Net decrease	(19,607)	$(475,276)	(14,513)	$(297,720)

Class A
Shares sold	1,236	$29,476	1,377	$29,743
Shares issued upon reinvestment of distributions	—	—	7	173
Shares redeemed	(1,595)	(38,063)	(2,380)	(52,495)

Net decrease	(359)	$(8,587)	(996)	$(22,579)

Class C
Shares redeemed	(213)	$(5,270)	—	$—

Net decrease	(213)	$(5,270)	—	$—

Class I
Shares sold	1,221	$29,549	3,077	$65,337
Shares issued upon reinvestment of distributions	—	—	86	2,041
Shares redeemed	(1,749)	(42,307)	(3,024)	(65,001)

Net increase/(decrease)	(528)	$(12,758)	139	$2,377

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York (the “Court”) against the Executive Vice President and Chief Operating Officer (the “Officer”) of the Adviser, alleging violations of certain federal securities laws arising from the same matter. On May 2, 2014, the SEC filed with the Court a stipulation of voluntary dismissal of the civil action against the Officer, and on June 19, 2014, the Court approved the stipulation and entered an order of dismissal of the action against the Officer. The settlement by the Adviser and the disposition of the action against the Officer did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q214SR

The GAMCO Global Telecommunications Fund

Semiannual Report — June 30, 2014

(Y)our Portfolio Management Team

To Our Shareholders,

For the six months ended June 30, 2014, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Telecommunications Fund increased 3.2% compared with a increase of 2.3% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Telecommunication Services Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2014.

Comparative Results

Average Annual Returns through June 30, 2014 (a) (Unaudited)					Since
	Six Months	1 Year	5 Year	10 Year	Inception (11/1/93)
Class AAA (GABTX)	3.18%	21.49%	12.07%	7.48%	8.25%
MSCI AC World Telecommunication Services Index	2.31	18.63	12.27	8.36	N/A
MSCI AC World Index.	6.18	22.95	14.28	7.46	7.17 (d)
Class A (GTCAX)	3.18	21.47	12.06	7.48	8.26
With sales charge (b)	(2.75)	14.49	10.74	6.84	7.95
Class C (GTCCX)	2.77	20.60	11.22	6.67	7.70
With contingent deferred sales charge (c)	1.77	19.60	11.22	6.67	7.70
Class I (GTTIX)	3.30	21.81	12.35	7.66	8.34

In the current prospectuses dated April 30, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.64%, 1.64%, 2.39%, and 1.39%, respectively. See page 10 for the expense ratios for the six months ended June 30, 2014. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index is an unmanaged index that measures the performance of the global telecommunication securities from around the world. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)	MSCI AC World Index since inception performance is a blend of Gross excluding applicable taxes and Net Performance. This benchmark’s Net performance began on December 29, 2000.

The GAMCO Global Telecommunications Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2014 through June 30, 2014	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/14	Ending Account Value 06/30/14	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Global Telecommunications Fund
Actual Fund Return
Class AAA	$1,000.00	$1,031.80	1.62%	$ 8.16
Class A	$1,000.00	$1,031.80	1.62%	$ 8.16
Class C	$1,000.00	$1,027.70	2.37%	$11.92
Class I	$1,000.00	$1,033.00	1.37%	$ 6.91
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.76	1.62%	$ 8.10
Class A	$1,000.00	$1,016.76	1.62%	$ 8.10
Class C	$1,000.00	$1,013.04	2.37%	$11.83
Class I	$1,000.00	$1,018.00	1.37%	$ 6.85

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2014:

The GAMCO Global Telecommunications Fund

Diversified Telecommunications Services	45.1%
Wireless Telecommunications Services	25.2%
Other	25.1%

U.S. Government Obligations	4.5%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The GAMCO Global Telecommunications Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 94.8%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 45.1%
	Africa/Middle East — 0.3%
33,000	Maroc Telecom	$567,259	$381,829
200,000	Pakistan Telecommunication Co. Ltd.(a)	155,766	51,624

		723,025	433,453

	Asia/Pacific — 4.5%
225,000	Asia Satellite Telecommunications Holdings Ltd.	487,155	852,053
9,600	DiGi.Com Berhad	14,361	17,131
170,000	First Pacific Co. Ltd.	92,079	189,951
4,100	First Pacific Co. Ltd., ADR	3,337	23,042
90,000	PCCW Ltd.	74,681	53,649
24,000	Philippine Long Distance Telephone Co., ADR	343,529	1,617,120
16,360	PT Telekomunikasi Indonesia, ADR	154,390	681,558
645,000	Singapore Telecommunications Ltd.	488,360	1,991,539
280,000	Telekom Malaysia Berhad	355,221	553,722
1,414,985	True Corp. Public Co. Ltd., Cl. F†	383,254	416,364
8,075	TT&T Public Co. Ltd., GDR†(a)(b)	100,542	242

		2,496,909	6,396,371

	Europe — 17.3%
16,250	Belgacom SA	499,131	539,256
220,000	Colt Group SA†	398,277	517,696
255,000	Deutsche Telekom AG, ADR	4,204,094	4,467,600
4,507	Hellenic Telecommunications Organization SA†	63,853	66,652
4,000	Hellenic Telecommunications Organization SA, ADR†	27,642	29,600
2,000	Iliad SA	223,168	604,546
20,000	Koninklijke KPN NV†	52,583	72,874
15,000	Koninklijke KPN NV, ADR†	120,560	55,200
6,000	Mobistar SA†	138,906	114,528
14,000	Orange SA, ADR	359,845	221,200
30,000	Portugal Telecom SGPS SA	372,320	109,927
30,000	Portugal Telecom SGPS SA, ADR	135,026	109,800
3,700	Rostelecom OJSC, ADR	79,931	56,795
75,600	Sistema JSFC, GDR(c)	1,497,891	2,328,480
30,000	Swisscom AG, ADR	742,509	1,746,150
16,000	Tele2 AB, Cl. B	253,640	188,459
700,000	Telecom Italia SpA†	2,650,570	886,622
14,000	Telecom Italia SpA, ADR†	528,665	176,680
10,000	Telefonica Deutschland Holding AG	66,184	82,692
270,131	Telefonica SA, ADR	2,639,072	4,635,448
90,000	Telekom Austria AG	1,596,651	879,912
56,000	Telenor ASA	850,079	1,275,414
438,000	TeliaSonera AB	1,361,534	3,199,674
225,000	VimpelCom Ltd., ADR	568,479	1,890,000

Shares		Cost	Market Value
4,000	Ziggo NV	$169,995	$184,965

		19,600,605	24,440,170

	Japan — 0.7%
12,000	Nippon Telegraph & Telephone Corp.	442,005	748,393
9,000	Nippon Telegraph & Telephone Corp., ADR	191,035	280,890

		633,040	1,029,283

	Latin America — 2.3%
37,415,054	LIME†(d)	499,070	103,703
33,000	Oi SA, ADR	321,405	28,317
9,000	Oi SA, Cl. C, ADR	126,049	8,703
107,000	Telecom Argentina SA, ADR	391,963	2,519,850
16,705	Telefonica Brasil SA	345,912	298,565
6,221	Telefonica Brasil SA, ADR	44,430	127,593
2,566	Telefonica Brasil SA, Preference	71,247	52,400
6,528	Telefonica SA	110,485	111,914

		1,910,561	3,251,045

	North America — 20.0%
80,000	AT&T Inc.	2,452,018	2,828,800
23,000	Atlantic Tele-Network Inc.	74,111	1,334,000
32,000	CenturyLink Inc.	952,761	1,158,400
785,000	Cincinnati Bell Inc.†	3,568,160	3,085,050
65,000	EarthLink Holdings Corp.	374,386	241,800
3,600	Equinix Inc.†	287,385	756,324
45,000	Frontier Communications Corp.	191,313	262,800
54,000	General Communication Inc., Cl. A†	243,330	598,320
48,000	Internap Network Services Corp.†	270,210	338,400
17,500	Level 3 Communications Inc.†	336,657	768,425
27,100	New ULM Telecom Inc.	328,010	196,475
37,000	Shenandoah Telecommunications Co.	209,718	1,127,020
133,514	Telephone & Data Systems Inc.	3,048,477	3,486,051
66,500	TELUS Corp.	746,838	2,478,520
90,000	tw telecom inc.†	1,910,211	3,627,900
117,174	Verizon Communications Inc.	4,066,188	5,733,324
30,000	Windstream Holdings Inc.	352,443	298,800

		19,412,216	28,320,409

	TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	44,776,356	63,870,731

	OTHER — 25.1%
	Africa/Middle East — 0.0%
1,008	Kingdom Financial Holdings Ltd., Cl. L†	0	0
504	Meikles Ltd.†	203	101

		203	101

See accompanying notes to financial statements.

4

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Asia/Pacific — 0.7%
68,000	C.P. Pokphand Co. Ltd., ADR	$52,895	$190,400
6,500	CJ Hellovision Co. Ltd.	92,839	94,757
40,000	Hutchison Whampoa Ltd.	396,391	547,069
15,000	SKY Perfect JSAT Holdings Inc.	69,205	87,952
250,000	Time Engineering Berhad	105,104	23,747

		716,434	943,925

	Europe — 7.5%
4,000	British Sky Broadcasting Group plc	42,404	61,884
34,500	CDON Group AB†	165,857	131,152
56,000	G4S plc	0	244,578
56,000	GN Store Nord A/S	380,893	1,604,452
1,224	Gusbourne plc†	1,210	1,602
21,500	InterXion Holding NV†	302,796	588,670
4,600	Kinnevik Investment AB, Cl. A	116,764	197,933
78,000	Kinnevik Investment AB, Cl. B	1,947,375	3,324,738
14,000	Liberty Global plc, Cl. A†	156,201	619,080
73,000	Liberty Global plc, Cl. C†	714,611	3,088,630
18,035	PostNL NV, ADR†	215,936	85,666
13,000	Telecity Group plc	149,186	167,751
21,000	Telegraaf Media Groep NV	453,308	194,098
12,000	Waterloo Investment Holdings Ltd.†	1,432	821
50,228	ZON OPTIMUS SGPS SA	356,129	330,131

		5,004,102	10,641,186

	Japan — 0.2%
72,000	Furukawa Electric Co. Ltd.	350,157	152,806
15,000	Tokyo Broadcasting System Holdings Inc.	237,742	184,048

		587,899	336,854

	Latin America — 0.3%
15,000	Grupo Televisa SAB, ADR	353,331	514,650
900	Shellshock Ltd.†	521	893

		353,852	515,543

	North America — 16.4%
24,000	AMC Networks Inc., Cl. A†	579,476	1,475,760
1,200	Ascent Capital Group Inc., Cl. A†	20,323	79,212
120,000	Cablevision Systems Corp., Cl. A	1,786,703	2,118,000
7,400	Cogeco Inc.	144,351	381,495
13,000	Comcast Corp., Cl. A, Special	252,282	693,290
4,000	Convergys Corp.	53,716	85,760
18,000	CyrusOne Inc.	337,171	448,200
70,500	DIRECTV†	1,811,220	5,993,205
75,000	DISH Network Corp., Cl. A†	1,693,215	4,881,000
11,000	EchoStar Corp., Cl. A†	311,530	582,340
34,000	Gogo Inc.†	632,579	665,040
160	Google Inc., Cl. A†	33,265	93,547

Shares		Cost	Market Value
160	Google Inc., Cl. C†	$33,265	$92,045
12,000	Liberty Interactive Corp., Cl. A†	137,615	352,320
12,500	Liberty Media Corp., Cl. A†	114,158	1,708,500
500	News Corp., Cl. B†	2,526	8,725
3,000	Rackspace Hosting Inc.†	104,940	100,980
4,500	SJW Corp.	70,456	122,400
5,000	Starz, Cl. A†	7,999	148,950
18,000	The Madison Square Garden Co., Cl. A†	395,984	1,124,100
500	Time Inc.†	5,177	12,110
2,000	Time Warner Cable Inc.	140,871	294,600
4,000	Time Warner Inc.	124,256	281,000
2,000	Twenty-First Century Fox Inc., Cl. B	18,524	68,460
40,000	Yahoo! Inc.†	866,214	1,405,200

		9,677,816	23,216,239

	TOTAL OTHER	16,340,306	35,653,848

	WIRELESS TELECOMMUNICATIONS SERVICES — 24.6%
	Africa/Middle East — 0.9%
40,000	Econet Wireless Zimbabwe Ltd.†	20,147	26,800
175,000	Global Telecom Holding, GDR†(c)	989,364	624,400
20,000	MTN Group Ltd.	312,992	421,232
175,000	Orascom Telecom Media and Technology Holding SAE, GDR†(a)	384,753	157,500

		1,707,256	1,229,932

	Asia/Pacific — 2.6%
125,000	Axiata Group Berhad	238,345	271,333
41,000	China Mobile Ltd., ADR	491,068	1,993,010
46,000	China Unicom Hong Kong Ltd., ADR	309,117	705,180
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	63	272
4,800	PT Indosat Tbk, ADR	38,553	76,800
24,000	SK Telecom Co. Ltd., ADR	449,218	622,560
40,000	TIME dotCom Berhad†	81,175	57,552

		1,607,539	3,726,707

	Europe — 6.7%
24,500	Bouygues SA	699,723	1,019,519
850,000	Cable & Wireless Communications plc	495,322	716,431
6,000	MegaFon OAO, GDR(c)	161,802	189,000
28,000	Millicom International Cellular SA, SDR	2,244,433	2,564,674
10,500	Mobile TeleSystems OJSC, ADR	176,038	207,270
104,000	Turkcell Iletisim Hizmetleri A/S, ADR†	2,028,517	1,622,400
84,000	Vivendi SA	2,400,009	2,055,429

See accompanying notes to financial statements.

5

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES (Continued)
	Europe (Continued)
33,545	Vodafone Group plc, ADR	$1,622,810	$1,120,068

		9,828,654	9,494,791

	Japan — 3.8%
69,000	KDDI Corp.	1,544,215	4,208,588
69,000	NTT DoCoMo Inc.	1,107,181	1,179,685

		2,651,396	5,388,273

	Latin America — 3.6%
179,500	America Movil SAB de CV, Cl. L, ADR	655,313	3,724,625
20,000	NII Holdings Inc.†	49,599	11,000
150,000	Tim Participacoes SA	616,034	872,369
18,156	Tim Participacoes SA, ADR	397,815	527,069

		1,718,761	5,135,063

	North America — 7.0%
73,500	Rogers Communications Inc., Cl. B	314,166	2,958,375
78,226	Sprint Corp.†	517,985	667,268
41,500	T-Mobile US Inc.†	733,607	1,395,230
119,200	United States Cellular Corp.†	5,679,368	4,863,360

		7,245,126	9,884,233

	TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	24,758,732	34,858,999

	TOTAL COMMON STOCKS	85,875,394	134,383,578

	RIGHTS — 0.0%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.0%
	North America — 0.0%
2,300	Nextwave Wireless Inc., CPR†	0	106

	WARRANTS — 0.6%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.6%
	Asia/Pacific — 0.6%
160,000	Bharti Airtel Ltd., expire 08/04/16†(a)	763,952	895,621

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 4.5%
$6,311,000	U.S. Treasury Bills, 0.020% to 0.045%††, 07/03/14 to 11/13/14	$6,310,198	$6,310,313

	TOTAL INVESTMENTS — 99.9%	$92,949,544	141,589,618

	Other Assets and Liabilities (Net) — 0.1%		163,271

	NET ASSETS — 100.0%		$141,752,889

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the market value of Rule 144A securities amounted to $1,104,987 or 0.78% of net assets.

(b)	Illiquid security.
(c)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2014, the market value of Regulation S securities amounted to $3,141,880 or 2.22% of net assets, which were valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/14 Carrying Value Per Share

175,000	Global Telecom Holding, GDR	02/18/10	$ 989,364	$3.5680
6,000	MegaFon OAO, GDR	03/06/14	161,802	31.5000
75,600	Sistema JSFC, GDR	02/09/05	1,497,891	30.8000

(d)	At June 30, 2014, the Fund held an investment in a restricted security amounting to $103,703 or 0.07% of net assets, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/14 Carrying Value Per Share

37,415,054	LIME	03/10/94	$ 499,070	$0.0028

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CPR	Contingent Payment Right
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

6

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
North America	47.9%	$67,731,300
Europe	31.5	44,576,147
Asia/Pacific	8.4	11,962,624
Latin America	6.3	8,901,651
Japan	4.7	6,754,410
Africa/Middle East	1.2	1,663,486

	100.0%	$141,589,618

See accompanying notes to financial statements.

7

The GAMCO Global Telecommunications Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $92,949,544)	$141,589,618
Cash	7,582
Receivable for Fund shares sold	38,498
Dividends receivable	422,550
Prepaid expenses	30,414

Total Assets	142,088,662

Liabilities:
Payable for Fund shares redeemed	77,495
Payable for investment advisory fees	114,332
Payable for distribution fees	28,803
Payable for accounting fees	11,250
Payable for shareholder communications expenses	36,716
Payable for shareholder services fees	24,922
Payable for legal and audit fees	20,655
Deferred tax liabilities	5,258
Other accrued expenses	16,342

Total Liabilities	335,773

Net Assets (applicable to 5,529,393 shares outstanding)	$141,752,889

Net Assets Consist of:
Paid-in capital	$92,704,559
Accumulated net investment income	1,694,552
Accumulated net realized loss on investments and foreign currency transactions	(1,296,479)
Net unrealized appreciation on investments (a)	48,634,816
Net unrealized appreciation on foreign currency translations	15,441

Net Assets	$141,752,889

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($138,600,270 ÷ 5,405,475 shares outstanding; 150,000,000 shares authorized)	$25.64

Class A:
Net Asset Value and redemption price per share ($1,199,544 ÷ 46,822 shares outstanding; 50,000,000 shares authorized)	$25.62

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$27.18

Class C:
Net Asset Value and offering price per share ($748,547 ÷ 30,130 shares outstanding; 50,000,000 shares authorized)	$24.84	(b)

Class I:
Net Asset Value, offering, and redemption price per share ($1,204,528 ÷ 46,966 shares outstanding; 50,000,000 shares authorized)	$25.65

(a)	Includes deferred Thailand capital gains tax of $5,258.
(b)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $166,328)	$2,960,151
Interest	3,009

Total Investment Income	2,963,160

Expenses:
Investment advisory fees	655,295
Distribution fees - Class AAA	159,724
Distribution fees - Class A	1,693
Distribution fees - Class C	3,714
Shareholder services fees	69,818
Custodian fees	42,803
Shareholder communications expenses	37,488
Accounting fees	22,500
Registration expenses	21,016
Directors’ fees	20,575
Legal and audit fees	18,298
Interest expense	1,035
Miscellaneous expenses	9,651

Total Expenses	1,063,610

Net Investment Income	1,899,550

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,287,483
Net realized loss on foreign currency transactions	(893)

Net realized gain on investments and foreign currency transactions	1,286,590

Net change in unrealized appreciation/depreciation:
on investments (a)	799,804
on foreign currency translations	14,456

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	814,260

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	2,100,850

Net Increase in Net Assets Resulting from Operations	$4,000,400

See accompanying notes to financial statements.

8

The GAMCO Global Telecommunications Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$1,899,550	$2,117,349
Net realized gain on investments and foreign currency transactions	1,286,590	3,168,539
Net change in unrealized appreciation on investments and foreign currency translations	814,260	23,228,528

Net Increase in Net Assets Resulting from Operations	4,000,400	28,514,416

Distributions to Shareholders:
Net investment income
Class AAA	—	(1,997,741)
Class A	—	(24,843)
Class C	—	(5,520)
Class I	—	(30,326)

Total Distributions to Shareholders	—	(2,058,430)

Capital Share Transactions:
Class AAA	(2,852,428)	(5,880,360)
Class A	(514,740)	101,754
Class C	(82,768)	(178,963)
Class I	(645,360)	461,049

Net Decrease in Net Assets from Capital Share Transactions	(4,095,296)	(5,496,520)

Redemption Fees	218	70

Net Increase/(Decrease) in Net Assets	(94,678)	20,959,536
Net Assets:
Beginning of year	141,847,567	120,888,031

End of period (including undistributed net investment income of $1,694,552 and $0, respectively)	$141,752,889	$141,847,567

See accompanying notes to financial statements.

9

The GAMCO Global Telecommunications Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss)										Ratios to Average Net Assets
		from Investment Operations			Distributions							Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Return of Capital		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income		Operating Expenses		Portfolio Turnover Rate
Class AAA
2014(c)	$24.85	$0.35	$0.44	$0.79	—	—		—	$0.00	$25.64	3.2%	$138,600	2.90	%(d)	1.62	%(d)	2%
2013	20.20	0.37	4.65	5.02	$(0.37)	—		$(0.37)	0.00	24.85	24.9	137,545	1.66		1.64		3
2012	18.60	0.33	1.64	1.97	(0.37)	—		(0.37)	0.00	20.20	10.6	117,767	1.71		1.70		2
2011	20.43	0.41	(1.79)	(1.38)	(0.45)	—		(0.45)	0.00	18.60	(6.7)	123,919	1.99		1.61		5
2010	18.71	0.34	1.75	2.09	(0.37)	—		(0.37)	(0.00)	20.43	11.2	154,280	1.76		1.62		6
2009	15.31	0.30	3.46	3.76	(0.36)	$(0.00	)(b)	(0.36)	0.00	18.71	24.6	155,352	1.88		1.69		4
Class A
2014(c)	$24.83	$0.35	$0.44	$0.79	—	—		—	$0.00	$25.62	3.2%	$1,200	2.87	%(d)	1.62	%(d)	2%
2013	20.19	0.36	4.65	5.01	$(0.37)	—		$(0.37)	0.00	24.83	24.8	1,678	1.61		1.64		3
2012	18.59	0.32	1.65	1.97	(0.37)	—		(0.37)	0.00	20.19	10.6	1,290	1.65		1.70		2
2011	20.42	0.45	(1.84)	(1.39)	(0.44)	—		(0.44)	0.00	18.59	(6.8)	1,374	2.17		1.61		5
2010	18.70	0.36	1.73	2.09	(0.37)	—		(0.37)	(0.00)	20.42	11.2	1,901	1.87		1.62		6
2009	15.31	0.29	3.46	3.75	(0.36)	$(0.00	)(b)	(0.36)	0.00	18.70	24.5	1,523	1.81		1.69		4
Class C
2014(c)	$24.17	$0.26	$0.41	$0.67	—	—		—	$0.00	$24.84	2.8%	$748	2.18	%(d)	2.37	%(d)	2%
2013	19.64	0.20	4.50	4.70	$(0.17)	—		$(0.17)	0.00	24.17	23.9	814	0.92		2.39		3
2012	18.10	0.19	1.58	1.77	(0.23)	—		(0.23)	0.00	19.64	9.8	815	0.99		2.45		2
2011	19.88	0.25	(1.73)	(1.48)	(0.30)	—		(0.30)	0.00	18.10	(7.4)	843	1.27		2.36		5
2010	18.25	0.19	1.69	1.88	(0.25)	—		(0.25)	(0.00)	19.88	10.3	890	1.04		2.37		6
2009	14.96	0.17	3.36	3.53	(0.24)	$(0.00	)(b)	(0.24)	0.00	18.25	23.6	659	1.08		2.44		4
Class I
2014(c)	$24.83	$0.37	$0.45	$0.82	—	—		—	$0.00	$25.65	3.3%	$1,205	3.01	%(d)	1.37	%(d)	2%
2013	20.18	0.43	4.64	5.07	$(0.42)	—		$(0.42)	0.00	24.83	25.2	1,811	1.94		1.39		3
2012	18.58	0.39	1.63	2.02	(0.42)	—		(0.42)	0.00	20.18	10.9	1,016	1.96		1.45		2
2011	20.41	0.44	(1.77)	(1.33)	(0.50)	—		(0.50)	0.00	18.58	(6.5)	504	2.17		1.36		5
2010	18.70	0.39	1.74	2.13	(0.42)	—		(0.42)	(0.00)	20.41	11.4	411	2.06		1.37		6
2009	15.30	0.35	3.45	3.80	(0.40)	$(0.00	)(b)	(0.40)	0.00	18.70	24.8	402	2.17		1.44		4

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2014, unaudited.
(d)	Annualized.

See accompanying notes to financial statements.

10

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Global Telecommunications Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

11

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Valuation Inputs			Total Market Value at 6/30/14
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
Asia/Pacific	$5,979,765	$416,606	—	$6,396,371
Other Regions (a)	57,474,360	—	—	57,474,360
OTHER
Africa/Middle East	101	—	$0	101
Europe	10,640,365	—	821	10,641,186
Latin America	514,650	893	—	515,543
Other Regions (a)	24,497,018	—	—	24,497,018
WIRELESS TELECOMMUNICATIONS SERVICES
All Regions (a)	34,858,999	—	—	34,858,999
Total Common Stocks	133,965,258	417,499	821	134,383,578
Rights(a)	—	—	106	106
Warrants (a)	—	895,621	—	895,621
U.S. Government Obligations	—	6,310,313	—	6,310,313
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$133,965,258	$7,623,433	$927	$141,589,618

(a)	Please refer to the Schedule of Investments for the regional classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these

12

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges

13

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2014, refer to the Schedule of Investments.

Concentration Risks. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund paid ordinary income distributions for the year ended December 31, 2013 of $2,058,430.

14

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2013, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholder. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law. The Fund has a capital loss carryforward available through 2017 of $2,004,152.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2014.

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$93,573,929	$57,671,987	$(9,656,298)	$48,015,689

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2014, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

15

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2014, other than short term securities and U.S. Government obligations, aggregated $2,137,480 and $5,826,815, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2014, the Fund paid brokerage commissions on security trades of $560 to G.research, Inc., an affiliate of the Adviser. Additionally, the Distributor retained a total of $468 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2014, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2014, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2014 was $66,541 with a weighted average interest rate of 1.10%. The maximum amount borrowed at any time during the six months ended June 30, 2014 was $713,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2014 and the year ended December 31, 2013, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

16

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount

Class AAA
Shares sold	493,305	$12,360,262	446,317	$10,341,793
Shares issued upon reinvestment of distributions	—	—	77,707	1,902,271
Shares redeemed	(622,366)	(15,212,690)	(819,427)	(18,124,424)

Net decrease	(129,061)	$(2,852,428)	(295,403)	$(5,880,360)

Class A
Shares sold	5,907	$142,932	15,376	$356,740
Shares issued upon reinvestment of distributions	—	—	908	22,210
Shares redeemed	(26,661)	(657,672)	(12,604)	(277,196)

Net increase/decrease	(20,754)	$(514,740)	3,680	$101,754

Class C
Shares sold	1,055	$25,005	4,790	$103,151
Shares issued upon reinvestment of distributions	—	—	178	4,241
Shares redeemed	(4,585)	(107,773)	(12,817)	(286,355)

Net decrease	(3,530)	$(82,768)	(7,849)	$(178,963)

Class I
Shares sold	4,771	$117,143	46,604	$1,012,058
Shares issued upon reinvestment of distributions	—	—	1,015	24,827
Shares redeemed	(30,755)	(762,503)	(24,986)	(575,836)

Net increase/decrease	(25,984)	$(645,360)	22,633	$461,049

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York (the “Court”) against the Executive Vice President and Chief Operating Officer (the “Officer”) of the Adviser, alleging violations of certain federal securities laws arising from the same matter. On May 2, 2014, the SEC filed with the Court a stipulation of voluntary dismissal of the civil action against the Officer, and on June 19, 2014, the Court approved the stipulation and entered an order of dismissal of the action against the Officer. The settlement by the Adviser and the disposition of the action against the Officer did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

—	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

—

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Evan D. Miller, CFA, joined G.research, Inc. in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds an M.B.A. in Finance from the University of Chicago and a B.A. in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, Inc. in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and a Master’s of Business Administration at the Wharton School of the University of Pennsylvania.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q214SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Global Series Funds, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/02/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/02/2014

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 9/02/2014

* Print the name and title of each signing officer under his or her signature.